Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Schedule of Fair value of Financial Instruments	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2022, and 2021:

	December 31, 2022		December 31, 2021
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	351	9,710	764	865
Financial instrument (non-current asset)	14,540	21,201	3,170	39,152
Financial instrument (current liability)	64	406	35	103
Financial instrument (non-current liability)	—	5,651	—	1,635

Fair Value of Company's Publicly Traded Debt	The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2022 and 2021, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2022		December 31, 2021
Carrying value	Ps.	191,741	Ps.	190,585
Fair value		163,312		198,232

Disclosure of Outstanding Interest Rate Swap Agreements
On December 31, 2022, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	11,675	Ps.	—	Ps.	236
2024		2,227		—		129
2032		9,681		(1,728)		—
On December 31, 2021, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2021	December 31, 2021
2022	Ps.	131	Ps. (1)	Ps.	—
2023		12,129	—		177
2024		2,367	(39)		—
2032		6,175	—		170

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
On December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	10,828	Ps.	(399)	Ps.	61
2024		2		—		—

On December 31, 2021, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	6,384	Ps.	(104)	Ps.	78
2023		23		(2)		—
2024		2		—		—

Disclosure of Outstanding Cross Currency Swap Agreements
On December 31, 2022, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	27,804	Ps.	(7)	Ps.	9,435
2024		497		(3)		247
2025		1,010		—		385
2026		5,971		(924)		364
2027		17,809		(689)		95
2029		14,620		—		1,664
2030		3,679		(104)		110
2035		10,000		(2,203)		—
2043		8,869		—		505

On December 31, 2021, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	4,872	Ps.	—	Ps.	982
2023		24,403		—		12,379
2024		1,400		—		438
2025		10,667		(1,564)		154
2026		6,348		(1)		220
2027		7,204		—		366
2029		16,389		(21)		655
2030		3,911		(8)		404
2043		8,869		—		1,553

Disclosure of Fair Value of Commodity Price Contracts
On December 31, 2022, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	1,688	Ps.	(46)	Ps.	328
2024		468		—		21
On December 31, 2021, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	2,020	Ps.	(7)	Ps.	502
2023		769		—		195

On December 31, 2022, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2022		December 31, 2022
2023	Ps.	662	Ps.	(18)	Ps.	1

On December 31, 2021, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Asset
	Notional		December 31,
Maturity Date	Amount		2021
2022	Ps.	102	Ps.	62

On December 31, 2022, Coca-Cola FEMSA had no outstanding paraxylene and monoethylene glycol or PX + MEG (resin) price contracts.

On December 31, 2021, Coca-Cola FEMSA had the following PX+MEG (resin) contracts:

					Fair Value Asset
	Notional		Fair Value Liability		December 31,
Maturity Date	Amount		December 31, 2021		2021
2022	Ps.	470	Ps.	(28)	Ps.	5

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

	Impact in Consolidated
	Income Statement	2022		2021		2020
Cross-currency swaps (1)	Interest expense	Ps.	1	Ps.	—	Ps.	(109)
Cross-currency swaps (1)	Foreign exchange		(5)		—		1,212
Interest rate swaps	Interest expense		—		—		(163)
Forward agreements to purchase foreign currency	Foreign exchange		565		41		(167)
Commodity price contracts	Cost of goods sold		599		1,245		(129)
Options to purchase foreign currency	Cost of goods sold		—		—		8
Forward agreements to purchase foreign currency	Cost of goods sold		(681)		(788)		839
Treasury locks	Interest expense		—		—		153

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2022		2021	2020
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	(2,270)	80	(212)
21.9 Net effect of expired contracts that did not meet the criteria for hedge accounting purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2022		2021		2020
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	—	Ps.	—	Ps.	(212)

Disclosure of Sensitivity Analysis of Market Risks Management	The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2022
FEMSA (1)	+10% MXN/USD	Ps.	6
	‑10% MXN/USD		(6)
	+10% MXN/EUR		1
	‑10% MXN/EUR		(1)
	+7% CHF/EUR		44
	‑7% CHF/EUR		(44)
Coca-Cola FEMSA	+10% MXN/USD		512
	‑10% MXN/USD		(512)
	+18% BRL/USD		550
	‑18% BRL/USD		(550)
	+7% UYU/USD		25
	‑7% UYU/USD		(25)
	+17% COP/USD		112
	‑17% COP/USD		(112)
	+3% ARS/USD		10
	‑3% ARS/USD		(10)
	+7% CRC/USD		24
	-7% CRC/USD		(24)

2021
FEMSA (1)	+11% MXN/USD	Ps.	4
	‑11% MXN/USD		(4)
	+16% BRL/USD		37
	‑16% BRL/USD		(37)
Coca-Cola FEMSA	+11% MXN/USD		298
	‑11% MXN/USD		(298)
	+16% BRL/USD		284
	‑16% BRL/USD		(284)
	+4% UYU/USD		7
	‑4% UYU/USD		(7)
	+11% COP/USD		81
	‑11% COP/USD		(81)
	+1% ARS/USD		3
	‑1% ARS/USD		(3)
	+3% CRC/USD		10
	‑3% CRC/USD		(10)

2020
FEMSA (1)	+19% MXN/USD	Ps.	327
	‑19% MXN/USD		(327)
	+21% BRL/USD		240
	‑21% BRL/USD		(240)
Coca-Cola FEMSA	+19% MXN/USD		884

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
	‑19% MXN/USD	(884)
	+21% BRL/USD	357
	‑21% BRL/USD	(357)
	+9% UYU/USD	21
	‑9% UYU/USD	(21)
	+16% COP/USD	142
	‑16% COP/USD	(142)
	+2% ARS/USD	2
	‑2% ARS/USD	(2)
(1)Does not include Coca-Cola FEMSA

	Change in
Cross Currency Swaps (1) (2)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2022
FEMSA (3)	+21% CLP/USD	Ps.	—	Ps.	966
	‑21% CLP/USD		—		(966)
	+10% MXN/USD		—		2,647
	‑10% MXN/USD		—		(2,647)
	+21% COP/USD		—		354
	‑21% COP/USD		—		(354)
	+18% USD/BRL		—		18
	‑18% USD/BRL		—		(18)
	+10% EUR/USD		—		1,315
	‑10% EUR/USD		—		(1,315)
	+10% EUR/MXN		—		(902)
	‑10% EUR/MXN		—		902
Coca-Cola FEMSA	+10% MXN/USD		1,220		—
	‑10% MXN/USD		(1,220)		—
	+18% BRL/USD		2,893		—
	‑18% BRL/USD		(2,893)		—

2021
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	552
	‑13% CLP/USD		—		(552)
	+11% MXN/USD		—		3,404
	‑11% MXN/USD		—		(3,404)
	+11% COP/USD		—		235
	‑11% COP/USD		—		(235)
	+15% MXN/BRL		—		123
	‑15% MXN/BRL		—		(123)
Coca-Cola FEMSA	+6% EUR/USD		—		1,049
	‑6% EUR/USD		—		(1,049)
	+11% MXN/USD		1,645		—
	‑11% MXN/USD		(1,645)		—
	+16% BRL/USD		2,300		—
	‑16% BRL/USD		(2,300)		—

2020
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	717
	‑13% CLP/USD		—		(717)
	+19% MXN/USD		—		6,381
	‑19% MXN/USD		—		(6,381)
	+16% COP/USD		—		426
	‑16% COP/USD		—		(426)
	+19% MXN/BRL		—		238
	‑19% MXN/BRL		—		(238)
Coca-Cola FEMSA	+19% MXN/USD		5,507		—
	‑19% MXN/USD		(5,507)		—
	+21% BRL/USD		2,161		—
	‑21% BRL/USD		(2,161)		—

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (1)	Exchange Rate	Effect on Profit or Loss
2022
FEMSA (2)	+10% EUR/ +10 % USD	Ps.	1,779
	‑10% EUR/ -10 % USD		(1,779)
Coca-Cola FEMSA	+10% USD		2,282
	‑10% USD		(2,282)

2021
FEMSA (2)	+10% EUR/ +11% USD	Ps.	4,931
	‑10% EUR/ -11% USD		(4,931)
Coca-Cola FEMSA	+11% USD		3,200
	‑11% USD		(3,200)

2020
FEMSA (2)	+18% EUR/ +19 % USD	Ps.	8,827
	‑18% EUR/ -19 % USD		(8,827)
Coca-Cola FEMSA	+18% USD		5,755
	‑18% USD		(5,755)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts (1)	U.S.$ Rate	Effect on Equity
2022
Coca-Cola FEMSA	Sugar -22%	Ps.	(333)
	Alumimum -35%	Ps.	(4,520)

2021
Coca-Cola FEMSA	Sugar -28%	Ps.	(714)
	Aluminum -24%	Ps.	(39)

2020
Coca-Cola FEMSA	Sugar - 32%	Ps.	(515)
	Aluminum - 16%	Ps.	(289)

(1)Effects on commodity price contracts are only in Coca-Cola FEMSA.

Summary of Sensitivity Analysis of Interest Rate Risks Management
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2022
FEMSA (2)	(100 Bps.)	Ps.	(90)

2021
FEMSA (2)	(100 Bps.)	Ps.	(212)

2020
FEMSA (2)	(100 Bps.)	Ps.	(354)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2022		2021		2020
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(249)	Ps.	(627)	Ps.	(110)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2022. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding IFRS 16 lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2022.

											2028 and thereafter
	2023		2024		2025		2026		2027
Non-derivative financial liabilities:
Notes and bonds	Ps.	17,257	Ps.	3,610	Ps.	5,464	Ps.	6,677	Ps.	12,166	Ps.	222,563
Loans from Banks		4,594		5,092		301		158		1,317		813
Lease liabilities		14,374		—		—		—		45,562		46,630
Derivative financial liabilities		(4,359)		118		24		571		328		(6,421)

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates	As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	3,416	2,485	2
Average exchange rate MXN/USD	20.72	20.88	24.33
Net exposure	1,857	746	—
Average exchange rate BRL/USD	5.34	5.55	—
Net exposure	407	207	—
Average exchange rate COP/USD	4,502	4,977	—
Net exposure	437	—	—
Average exchange rate ARS/USD	231.40	—	—
Net exposure	299	139	—
Average exchange rate URY/USD	42.51	42.74	—
Net exposure	332	182	—
Average exchange rate CRC/USD	686.50	664.50	—
Net exposure	293	—	—
Average exchange rate ARS/MXN	10.57	—	—
Foreign exchange currency swap contracts
Net exposure	12,670	1,743	29,324
Average exchange rate MXN/USD	12.67	19.08	18.11
Net exposure	—	9,294	6,874
Average exchange rate BRL/USD	—	4	5.28
Net exposure	345	250	2,313
Average exchange rate COP/USD	3,926	2,333.06	3,510.06
Net exposure	3,306	—	1,225
Average exchange rate CLP/USD	774.49	—	677
Net exposure	—	—	22,130
Average exchange rate EUR/USD	—	—	0.91
Interest rate risk
Interest rate swaps
Net exposure	—	—	9,681
Interest rate average BRL	—	—	0.16%
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	271	—	—
Interest rate average CLP	5.79%	—	—
Net exposure	—	—	3
Interest rate average USD	—	—	3.57%
Commodities risk
Aluminum	294	368	—
Average price (USD/Ton)	2,483	2,480	—
Sugar	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14
As of December 31, 2021, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,996	Ps.	1,068	Ps.	25
Average exchange rate MXN/USD		20.90		21.43		24.33
Net exposure		1,171		593		—
Average exchange rate BRL/USD		5.44		5.97		—
Net exposure		497		191		—
Average exchange rate COP/USD		3,858		3,952		—
Net exposure		280		—		—
Average exchange rate ARS/USD		122.56		—		—
Net exposure		165		48		—
Average exchange rate URY/USD		45.51		46.30		—
Net exposure		211		120		—
Average exchange rate CRC/USD		646.33		650.71		—
Foreign exchange currency swap contracts
Net exposure		—		—		44,507
Average exchange rate MXN/USD		—		—		16.41
Net exposure		—		—		15,026
Average exchange rate BRL/USD		—		—		4.47
Net exposure		—		—		885
Average exchange rate BRL/MXN		—		—		0.22
Net exposure		1,038		321		2,384
Average exchange rate COP/USD		3,207.80		3,240		3,431.99
Net exposure		—		3,514		1,311
Average exchange rate CLP/USD		—		696.02		677
Net exposure		—		—		15,078
Average exchange rate EUR/USD		—		—		0.86
Interest rate risk
Interest rate swaps
Net exposure		—		—		6,175
Interest rate average BRL		—		—		0.09%
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		131		726
Interest rate average CLP		—		6.55%		5.79%
Net exposure		—		—		2,367
Interest rate average USD		—		—		3.57%
Commodities risk
Aluminum		67		35		—
Average price (USD/Ton)		1,722		1,777		—
Sugar		1,366		653		769
Average price (USD cent/Lb)		15.22		14.76		14.74

	Maturity
	1‑6 months	6‑12 months	More than 12
PX+MEG	337	134	—
Average price (USD /Ton)	934	866	—

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges
As of December 31, 2022, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	4,121
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(908)
Foreign exchange currency risk – Other stock		(5,538)
Interest rate risk		199
Commodity price contracts – Purchase of stock		235
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		2,696
Interest rate risk		—
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		526
Commodity price contracts – Purchase of stock		(613)
Taxes due to changes in reserves during the period		1,163
Balances at the end of the period	Ps.	1,881

Schedule of Reconciliation of Each Component of Equity and Analysis of Other Comprehensive Income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign currency option		Foreign currency option		Cross-currency swaps		Interest rate swaps		Treasury Lock contracts		Commodity price contracts		Total holders of the parent		Non-controlling interest		Total
As at January 1, 2021	Ps.	(541)	Ps.	—	Ps.	2,729	Ps.	(442)	Ps.	—	Ps.	109	Ps.	1,854	Ps.	(274)	Ps.	1,580
Financial instruments – purchases		33		—		1,040		—		—		202		1,274		541		1,816
Change in fair value of financial instruments recognized in OCI		(13)		—		2,036		584		—		390		2,998		2,088		5,086
Amount reclassified from OCI to profit or loss		568		—		(1,587)		—		—		(539)		(1,558)		(325)		(1,883)
Foreign currency revaluation of the net foreign operations		—		—		(654)		—		—		—		(654)		(836)		(1,490)
Effects of changes in foreign exchange rates		3		—		4		—		—		(4)		3		2		5
Tax effect		(175)		—		(165)		(175)		—		(16)		(531)		(460)		(992)
As at December 31, 2021	Ps.	(124)	Ps.	—	Ps.	3,403	Ps.	(34)	Ps.	—	Ps.	141	Ps.	3,385	Ps.	736	Ps.	4,121
Financial instruments – purchases		(223)		—		(2,080)		—		—		(23)		(2,326)		(269)		(2,595)
Change in fair value of financial instruments recognized in OCI		(211)		—		(3,231)		199		—		133		(3,110)		(1,500)		(4,610)
Amount reclassified from OCI to profit or loss		303		—		2,674		—		—		(289)		2,688		(79)		2,609
Foreign currency revaluation of the net foreign operations		—		—		513		—		—		—		513		670		1,183
Effects of changes in foreign exchange rates		2		—		1		—		—		1		4		6		10
Tax effect		30		—		769		(54)		—		59		804		359		1,163
As at December 31, 2022	Ps.	(223)	Ps.	—	Ps.	2,049	Ps.	111	Ps.	—	Ps.	22	Ps.	1,958	Ps.	(77)	Ps.	1,881